Consolidated Schedule of Investments Long Short Fund^ (Unaudited)
July 31, 2025

Number of Shares		Value
Long Positions 96.4%
Common Stocks 88.6%
Aerospace & Defense 1.6%
245,678	Airbus SE	$49,394,805
259,443	General Electric Co.	70,329,809
		119,724,614
Application Software 0.3%
14,063	Canva, Inc.	20,099,402 *#(a)(b)
Banks 3.9%
474,651	JPMorgan Chase & Co.	140,610,612
193,755	PNC Financial Services Group, Inc.	36,865,764
1,417,370	Wells Fargo & Co.	114,282,543
		291,758,919
Beverages 0.8%
673,430	Keurig Dr. Pepper, Inc.	21,987,489 (c)
247,853	PepsiCo, Inc.	34,183,886
		56,171,375
Biotechnology 0.5%
199,737	AbbVie, Inc.	37,754,288
Broadline Retail 4.6%
1,496,344	Amazon.com, Inc.	350,309,094 *(c)
Capital Markets 4.4%
980,212	Brookfield Asset Management Ltd. Class A	60,449,674 (d)
387,837	CME Group, Inc.	107,927,281 (c)
323,591	KKR & Co., Inc.	47,431,969
38,101	MSCI, Inc.	21,388,377
169,992	S&P Global, Inc.	93,682,591
		330,879,892
Commercial Services & Supplies 1.0%
337,300	Waste Management, Inc.	77,295,668
Consumer Staples Distribution & Retail 1.4%
22,849	Costco Wholesale Corp.	21,469,835
823,434	Walmart, Inc.	80,680,063
		102,149,898
Containers & Packaging 0.7%
324,133	Avery Dennison Corp.	54,379,793
Electric Utilities 2.9%
268,690	Alliant Energy Corp.	17,467,537
11,467	Constellation Energy Corp.	3,988,681
2,220,880	FirstEnergy Corp.	94,853,785
1,255,656	NextEra Energy, Inc.	89,226,916
Number of Shares		Value
Electric Utilities – cont'd
211,646	TXNM Energy, Inc.	$12,019,376
		217,556,295
Electrical Equipment 1.5%
1,389,869	nVent Electric PLC	108,993,527
Electronic Equipment, Instruments & Components 1.9%
1,019,490	Amphenol Corp. Class A	108,585,880
205,057	CDW Corp.	35,757,840
		144,343,720
Entertainment 1.7%
71,736	Netflix, Inc.	83,170,718 *
51,523	Spotify Technology SA	32,281,221 *
122,062	Walt Disney Co.	14,538,805
		129,990,744
Financial Services 3.4%
8,623	Adyen NV	14,789,744 *(e)
221,007	MasterCard, Inc. Class A	125,193,835
346,006	Visa, Inc. Class A	119,534,693 (c)
		259,518,272
Food Products 0.6%
161,079	Freshpet, Inc.	11,004,917 *
375,996	Lamb Weston Holdings, Inc.	21,458,092
244,099	Mondelez International, Inc. Class A	15,790,764
		48,253,773
Ground Transportation 1.5%
574,286	Uber Technologies, Inc.	50,393,596 *
277,076	Union Pacific Corp.	61,502,560
		111,896,156
Health Care Equipment & Supplies 2.1%
474,046	Abbott Laboratories	59,819,739
944,367	Boston Scientific Corp.	99,082,986 *
		158,902,725
Health Care Providers & Services 0.4%
118,061	UnitedHealth Group, Inc.	29,463,303
Health Care Technology 1.1%
2,226,016	Waystar Holding Corp.	82,318,072 *
Hotels, Restaurants & Leisure 1.7%
350,095	Chipotle Mexican Grill, Inc.	15,012,074 *
1,133,252	First Watch Restaurant Group, Inc.	19,593,927 *
305,522	McDonald's Corp.	91,677,986 (c)
286,207	Sweetgreen, Inc. Class A	3,686,346 *
		129,970,333
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Products 0.5%
254,060	Procter & Gamble Co.	$38,228,408
Independent Power and Renewable Electricity Producers 0.1%
19,424	Vistra Corp.	4,050,681
Insurance 0.1%
259,700	Accelerant Holdings Class A	7,152,138 *
Interactive Media & Services 7.7%
1,340,846	Alphabet, Inc. Class A	257,308,347 (c)
2,698,639	Match Group, Inc.	92,482,359
295,855	Meta Platforms, Inc. Class A	228,826,091
		578,616,797
IT Services 0.2%
78,773	Cloudflare, Inc. Class A	16,359,577 *
Life Sciences Tools & Services 0.4%
68,661	Thermo Fisher Scientific, Inc.	32,111,376
Machinery 0.3%
54,222	Caterpillar, Inc.	23,750,320
Media 0.9%
634,200	NIQ Global Intelligence PLC	11,694,648 *
653,852	Trade Desk, Inc. Class A	56,858,970 *
		68,553,618
Miscellaneous Manufacturers 0.3%
2,041,517	Celebration Bidco Holdings LLC	25,518,962 *#(a)(b)
Multi-Utilities 1.8%
3,519,505	CenterPoint Energy, Inc.	136,627,184
Oil, Gas & Consumable Fuels 2.2%
578,403	Chevron Corp.	87,709,031
770,345	Hess Midstream LP Class A	33,533,118
687,604	Williams Cos., Inc.	41,221,860
		162,464,009
Pharmaceuticals 0.5%
53,303	Eli Lilly & Co.	39,447,951
Professional Services 2.1%
305,470	Equifax, Inc.	73,383,058
611,718	Jacobs Solutions, Inc.	86,784,433
		160,167,491
Semiconductors & Semiconductor Equipment 7.9%
202,673	Analog Devices, Inc.	45,526,436
56,887	ASML Holding NV	39,519,968
567,636	Broadcom, Inc.	166,714,693
3,216,011	indie Semiconductor, Inc. Class A	12,574,603 *(d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,851,869	NVIDIA Corp.	$329,391,939
		593,727,639
Software 12.4%
359,091	Arctic Wolf Networks, Inc.	4,055,215 *#(a)(b)
70,117	Crowdstrike Holdings, Inc. Class A	31,873,085 *
51,092	CyberArk Software Ltd.	21,022,825 *
179,381	Grammarly, Inc. Class A	2,538,241 *#(a)(b)
113,160	HubSpot, Inc.	58,803,594 *
814,602	Microsoft Corp.	434,590,167 (c)
1,177,944	Onestream, Inc.	28,093,964 *
300,446	Salesforce, Inc.	77,614,215
80,950	ServiceNow, Inc.	76,345,564 *
201,413	Synopsys, Inc.	127,589,093 *
316,104	Workday, Inc. Class A	72,507,936 *(c)
		935,033,899
Specialized REITs 1.1%
88,732	Equinix, Inc.	69,669,704
66,369	SBA Communications Corp.	14,914,442
		84,584,146
Specialty Retail 6.5%
175,822	Asbury Automotive Group, Inc.	39,053,583 *
65,320	Burlington Stores, Inc.	17,829,747 *
1,150,199	Chewy, Inc. Class A	42,212,303 *
2,026,590	Fanatics Holdings, Inc. Class A	139,246,999 *#(a)(b)
384,360	Home Depot, Inc.	141,256,144
893,285	TJX Cos., Inc.	111,240,781
		490,839,557
Technology Hardware, Storage & Peripherals 4.2%
1,533,540	Apple, Inc.	318,316,898 (c)
Textiles, Apparel & Luxury Goods 0.4%
398,816	NIKE, Inc. Class B	29,787,567
Tobacco 1.0%
477,443	Philip Morris International, Inc.	78,324,524

Total Common Stocks (Cost $4,226,268,435)		6,685,392,605
Preferred Stocks 1.2%
Capital Markets 0.4%
481,750	KKR & Co., Inc. Series D	27,676,538
Entertainment 0.1%
39,203	A24 Films LLC	5,741,993 #(a)(b)(f)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 0.1%
658,071	Druva, Inc. Series 4	$4,632,820 *#(a)(b)
480,112	Druva, Inc. Series 5	4,277,798 *#(a)(b)
8,910,618
Software 0.2%
959,038	Cybereason, Inc. Series F	479,519 *#(a)(b)
112,176	Cybereason, Inc. Series H	194,900 *#(a)(b)
38	Databricks, Inc. Series B	3,515 *#(a)(b)
3,106	Databricks, Inc. Series C	287,305 *#(a)(b)
63,814	Databricks, Inc. Series D	5,902,795 *#(a)(b)
24,642	Databricks, Inc. Series E	2,279,385 *#(a)(b)
12,624	Databricks, Inc. Series F	1,167,720 *#(a)(b)
153	Databricks, Inc. Series G	14,153 *#(a)(b)
369	Databricks, Inc. Series H	34,132 *#(a)(b)
55,626	Grammarly, Inc. Series 3	1,493,002 *#(a)(b)
180,619	Signifyd, Inc. Series Seed	1,074,683 *#(a)(b)
78,686	Signifyd, Inc. Series A	470,542 *#(a)(b)
325,371	Videoamp, Inc. Series F1	5,135,005 *#(a)(b)
18,536,656
Specialty Retail 0.4%
23,000	Fabletics LLC Series G	26,454,600 *#(a)(b)
22,208	Savage X Fenty Series C1	53,417 *#(a)(b)
Number of Shares		Value
Specialty Retail – cont'd
288,275	Savage X Fenty Series D	$3,407,900 *#(a)(b)
		29,915,917
Total Preferred Stocks (Cost $93,204,003)		90,781,722
Number of Units
Master Limited Partnerships and Limited Partnerships 2.7%
Multi-Utilities 1.3%
3,074,131	Brookfield Infrastructure Partners LP	95,912,887
Oil, Gas & Consumable Fuels 1.4%
3,537,916	Enterprise Products Partners LP	109,640,017
Total Master Limited Partnerships and Limited Partnerships (Cost $164,206,151)		205,552,904

Principal Amount		Value
Corporate Bonds 0.0%‡
Miscellaneous Manufacturer 0.0%‡
$19,084,979	Anagram Holdings LLC/Anagram International, Inc., 10.00%, due 8/15/2026 (Cost $11,248,952)	$0 #(a)(b)(g)
Loan Assignments(h) 0.3%
Interactive Media & Services 0.1%
	Twitter, Inc.
4,987,212	Term Loan, (3 mo. USD Term SOFR + 6.50%), 10.96%, due 10/26/2029	4,855,500
5,000,000	Term Loan, (6 mo. USD Term SOFR + 2.00%), 9.50%, due 10/26/2029	4,844,450
		9,699,950
Miscellaneous Manufacturer 0.2%
	Celebration Bidco LLC
11,247,854	Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.30%, due 12/29/2028	11,430,632 #(a)
2,178,347	Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.31%, due 12/29/2028	2,213,745 #(a)
		13,644,377
Total Loan Assignments (Cost $23,102,702)		23,344,327
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 0.4%
Software 0.4%
$19,850	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $19,850,000)	$25,805,000 #(a)(b)(i)
Total Purchased Option Contracts 0.0%‡(j) (Cost $996,661)		839,250
Number of Shares

Short-Term Investments 3.2%
Investment Companies 3.2%
237,430,514	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(k)	237,430,514
5,997,068	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%(k)	5,997,068 (l)
Total Short-Term Investments (Cost $243,427,582)		243,427,582
Total Long Positions (96.4%) (Cost $4,782,304,486)		7,275,143,390

Number of Shares		Value

Short Positions ((11.2)%)
Common Stocks Sold Short (11.2)%
Banks (0.2)%
(229,812)	Bank of Nova Scotia	$(12,779,845)
Beverages (0.2)%
(108,938)	Constellation Brands, Inc. Class A	(18,197,004)
Biotechnology (0.2)%
(101,742)	Gilead Sciences, Inc.	(11,424,609)
Building Products (0.1)%
(12,041)	Lennox International, Inc.	(7,332,969)
Capital Markets (0.7)%
(50,348)	FactSet Research Systems, Inc.	(20,285,209)
(35,373)	FS KKR Capital Corp.	(739,649)
(40,752)	Goldman Sachs Group, Inc.	(29,487,740)
(50,512,598)
Consumer Finance (0.1)%
(355,362)	SoFi Technologies, Inc.	(8,024,074)*
Number of Shares		Value

Electric Utilities (0.6)%
(543,961)	Exelon Corp.	$(24,445,607)
(185,520)	Southern Co.	(17,527,930)
(41,973,537)
Entertainment (0.1)%
(681,486)	Warner Bros Discovery, Inc.	(8,975,171)*
Financial Services (0.1)%
(661,959)	Payoneer Global, Inc.	(4,349,071)*
Food Products (0.2)%
(432,971)	Flowers Foods, Inc.	(6,862,590)
(67,744)	General Mills, Inc.	(3,318,101)
(56,691)	J.M. Smucker Co.	(6,085,212)
(16,265,903)
Ground Transportation (0.1)%
(52,900)	JB Hunt Transport Services, Inc.	(7,620,245)
Health Care Equipment & Supplies (0.1)%
(117,576)	Zimmer Biomet Holdings, Inc.	(10,775,840)
Health Care Providers & Services (0.1)%
(127,860)	Hims & Hers Health, Inc.	(8,461,775)*
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Hotels, Restaurants & Leisure (0.7)%
(279,897)	Airbnb, Inc. Class A	$(3,751,004)*
(262,306)	Cheesecake Factory, Inc.	(16,763,976)
(18,579)	Darden Restaurants, Inc.	(3,746,827)
(117,438)	Kura Sushi USA, Inc. Class A	(10,304,010)*
(224,848)	Restaurant Brands International, Inc.	(15,258,185)
(11,306)	Texas Roadhouse, Inc.	(2,093,080)
(51,917,082)
Household Durables (0.3)%
(260,381)	Somnigroup International, Inc.	(18,846,377)
Household Products (0.2)%
(185,265)	Church & Dwight Co., Inc.	(17,372,299)
Insurance (0.7)%
(422,934)	Lemonade, Inc.	(15,936,153)*
(147,804)	Progressive Corp.	(35,774,480)
(51,710,633)
IT Services (0.7)%
(45,544)	Cognizant Technology Solutions Corp. Class A	(3,268,238)
(42,279)	EPAM Systems, Inc.	(6,667,821)*
(91,414)	Gartner, Inc.	(30,957,351)*
(37,574)	Globant SA	(3,165,985)*
(404,913)	Infosys Ltd. ADR	(6,770,146)
(770,731)	Wipro Ltd. ADR	(2,096,388)
(52,925,929)
Machinery (0.4)%
(75,772)	Illinois Tool Works, Inc.	(19,395,359)
(64,650)	ITT, Inc.	(10,987,914)
(30,383,273)
Media (1.0)%
(398,282)	Comcast Corp. Class A	(13,234,911)
(359,764)	Fox Corp. Class A	(20,060,441)
(1,130,676)	Interpublic Group of Cos., Inc.	(27,814,629)
(236,419)	Omnicom Group, Inc.	(17,033,989)
(78,143,970)
Multi-Utilities (0.5)%
(375,837)	Consolidated Edison, Inc.	(38,899,129)
Oil, Gas & Consumable Fuels (0.5)%
(877,771)	Murphy Oil Corp.	(21,777,498)
(920,935)	Venture Global, Inc. Class A	(14,117,934)
(35,895,432)
Number of Shares		Value

Professional Services (0.7)%
(387,275)	ExlService Holdings, Inc.	$(16,819,353)*
(266,258)	Genpact Ltd.	(11,728,665)
(1,593,032)	Legalzoom.com, Inc.	(14,321,358)*
(22,884)	Leidos Holdings, Inc.	(3,653,431)
(154,120)	Robert Half, Inc.	(5,688,569)
(32,065)	Science Applications International Corp.	(3,574,606)
(55,785,982)
Semiconductors & Semiconductor Equipment (0.3)%
(113,970)	ARM Holdings PLC ADR	(16,112,509)*
(35,221)	Texas Instruments, Inc.	(6,377,114)
(22,489,623)
Software (0.6)%
(148,563)	Datadog, Inc. Class A	(20,795,849)*
(38,231)	Oracle Corp.	(9,701,881)
(102,382)	Palantir Technologies, Inc. Class A	(16,212,189)*
(46,709,919)
Specialized REITs (0.5)%
(281,590)	Lamar Advertising Co. Class A	(34,424,378)
Specialty Retail (0.7)%
(142,295)	Best Buy Co., Inc.	(9,257,713)
(205,929)	CarMax, Inc.	(11,657,641)*
(175,871)	Floor & Decor Holdings, Inc. Class A	(13,478,753)*
(296,358)	Sonic Automotive, Inc. Class A	(21,441,501)
(55,835,608)
Technology Hardware, Storage & Peripherals (0.2)%
(213,963)	Super Micro Computer, Inc.	(12,617,398)*
Textiles, Apparel & Luxury Goods (0.3)%
(415,845)	Amer Sports, Inc.	(15,610,821)*
(130,792)	Columbia Sportswear Co.	(7,398,904)
(23,009,725)
Trading Companies & Distributors (0.1)%
(10,842)	WW Grainger, Inc.	(11,270,693)
Total Short Positions (Proceeds $(793,953,583))		(844,930,091)

Total Investments 85.2% (Cost $3,988,350,903)		6,430,213,299
Other Assets Less Liabilities 14.8%		1,116,703,485 (m)
Net Assets 100.0%		$7,546,916,784

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $280,369,003, which represents 3.7% of net assets of the Fund.

(c)
All or a portion of the security is pledged as collateral for securities sold short and/or options written. At
July 31, 2025, the Fund had securities pledged in the amount of $508,137,090 to cover collateral requirements for securities sold short and/or options written.

(d)
All or a portion of this security is on loan at July 31, 2025. Total value of all such securities at July 31,
2025 amounted to $66,863,746, collateralized by cash collateral of $5,997,068 and non-cash (U.S. Treasury
Securities and U.S. Government Agency Securities) collateral of $62,234,980 for the Fund(see Note A of the
Notes to Consolidated Financial Statements).

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $14,789,744, which represents 0.2% of net assets of the
Fund.

(f)	Security represented in Units.
(g)	Defaulted security.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(i)	Payment-in-kind (PIK) security.
(j)	See "Purchased option contracts" under Derivative Instruments.
(k)	Represents 7-day effective yield as of July 31, 2025.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $294,013,380, which represents 3.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets as of 7/31/2025
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$5,741,993	0.1%
Anagram Holdings LLC/Anagram International, Inc.	5/6/2020-8/15/2023	11,248,952	—	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	4,055,215	0.1%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	19,850,000	25,805,000	0.3%
Canva, Inc.	3/19/2024	15,000,454	20,099,402	0.3%
Celebration Bidco Holdings LLC	12/29/2023	30,622,755	25,518,962	0.3%
Celebration Bidco LLC	12/29/2023-6/30/2025	11,070,483	11,430,632	0.2%
Celebration Bidco LLC	1/31/2025-4/30/2025	2,178,347	2,213,745	0.0%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	4,750,000	479,519	0.0%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025	70,871	194,900	0.0%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025-3/26/2025	3,515	3,515	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025-3/26/2025	287,305	287,305	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025-3/26/2025	5,902,795	5,902,795	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025-3/26/2025	2,279,385	2,279,385	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025-3/26/2025	1,167,720	1,167,720	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025-3/26/2025	14,153	14,153	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025-3/26/2025	34,133	34,132	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	4,632,820	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,277,798	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	26,454,600	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	35,957,294	139,246,999	1.8%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,493,002	0.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	4,701,917	2,538,241	0.0%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	3,949,984	53,417	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	670,353	3,407,900	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	2,427,463	470,542	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	5,572,106	1,074,683	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$203,696,706	$294,013,380	3.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	1,132	NASDAQ 100 E-Mini Index	$(528,983,600)	$(33,860,232)
9/2025	7,185	S&P 500 E-Mini Index	(2,289,949,313)	(116,164,670)
Total Futures				$(150,024,902)
Total return basket swap contracts ("total return basket swaps")
At July 31, 2025, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSXUSTGS	3.99%	(0.40)%	SOFR	1M/T	9/7/2026	$(5,376,814)
JPM	JPNBLQGS	4.88%	0.55%	OBFR	1M/T	1/21/2026	(26,261,235)
Total							$(31,638,049)
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSXUSTGS
Microchip Technology Inc	(2,229)	$(520,437)	$(139,726)	2.6%
ON Semiconductor Corp	(2,481)	(482,910)	(129,651)	2.4%
Semtech Corp	(2,735)	(482,768)	(129,613)	2.4%
Micron Technology Inc	(1,235)	(465,637)	(125,014)	2.3%
Five Below Inc	(907)	(427,889)	(114,879)	2.1%
Lam Research Corp	(1,303)	(426,716)	(114,564)	2.1%
SoFi Technologies Inc	(5,328)	(415,539)	(111,564)	2.1%
Upstart Holdings Inc	(1,454)	(410,516)	(110,215)	2.0%
KLA Corp	(132)	(399,979)	(107,386)	2.0%
Applied Materials Inc	(626)	(389,383)	(104,541)	1.9%
NXP Semiconductors NV	(522)	(385,784)	(103,575)	1.9%
Entegris Inc	(1,256)	(340,310)	(91,366)	1.7%
Boot Barn Holdings Inc	(566)	(336,207)	(90,264)	1.7%
QUALCOMM Inc	(644)	(326,426)	(87,638)	1.6%
Foot Locker Inc	(3,734)	(322,965)	(86,709)	1.6%
Citizens Financial Group Inc	(1,850)	(305,022)	(81,892)	1.5%
Urban Outfitters Inc	(1,157)	(300,972)	(80,805)	1.5%
Regions Financial Corp	(3,388)	(296,426)	(79,584)	1.5%
KeyCorp	(4,685)	(290,006)	(77,861)	1.4%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSXUSTGS (cont’d)
Synchrony Financial	(1,202)	$(289,289)	$(77,668)	1.4%
Huntington Bancshares Inc/OH	(4,994)	(283,430)	(76,095)	1.4%
Fifth Third Bancorp	(1,903)	(273,214)	(73,352)	1.4%
Truist Financial Corp	(1,806)	(272,716)	(73,218)	1.4%
M&T Bank Corp	(408)	(265,738)	(71,345)	1.3%
Zions Bancorp NA	(1,434)	(265,570)	(71,300)	1.3%
Signet Jewelers Ltd	(970)	(265,001)	(71,147)	1.3%
Capital One Financial Corp	(346)	(256,679)	(68,913)	1.3%
Abercrombie & Fitch Co	(768)	(254,742)	(68,393)	1.3%
Comfort Systems USA Inc	(95)	(231,064)	(62,036)	1.1%
Ally Financial Inc	(1,752)	(229,032)	(61,490)	1.1%
Burlington Stores Inc	(230)	(217,250)	(58,327)	1.1%
Victoria's Secret & Co	(3,186)	(206,901)	(55,549)	1.0%
AutoZone Inc	(16)	(203,439)	(54,619)	1.0%
Crocs Inc	(587)	(202,131)	(54,268)	1.0%
OneMain Holdings Inc	(1,011)	(201,720)	(54,158)	1.0%
Gap Inc/The	(2,950)	(198,286)	(53,236)	1.0%
American Eagle Outfitters Inc	(5,248)	(195,770)	(52,560)	1.0%
Carnival Corp	(1,900)	(195,430)	(52,469)	1.0%
Super Micro Computer Inc	(954)	(194,287)	(52,162)	1.0%
Royal Caribbean Cruises Ltd	(174)	(190,726)	(51,206)	0.9%
Ross Stores Inc	(404)	(190,388)	(51,115)	0.9%
TJX Cos Inc/The	(440)	(189,200)	(50,796)	0.9%
EMCOR Group Inc	(86)	(185,831)	(49,892)	0.9%
Primoris Services Corp	(569)	(185,197)	(49,721)	0.9%
MasTec Inc	(279)	(182,404)	(48,972)	0.9%
Norwegian Cruise Line Holdings Ltd	(2,004)	(176,940)	(47,505)	0.9%
Quanta Services Inc	(122)	(171,643)	(46,083)	0.9%
Bread Financial Holdings Inc	(810)	(171,612)	(46,074)	0.9%
United Airlines Holdings Inc	(533)	(162,639)	(43,665)	0.8%
Celanese Corp	(890)	(160,560)	(43,107)	0.8%
Other Securities	(71,400)	(6,133,944)	(1,646,835)	30.6%
		$(20,128,665)	$(5,404,123)
Accrued Net Interest Receivable/(Payable)			27,309
$(5,376,814)
JPNBLQGS
Palantir Technologies Inc	(21,021)	(10,182,787)	(2,086,830)	7.9%
Sprouts Farmers Market Inc	(15,023)	(6,964,378)	(1,427,259)	5.4%
Jabil Inc	(6,826)	(4,660,059)	(955,018)	3.6%
GoDaddy Inc	(6,501)	(3,213,528)	(658,571)	2.5%
Vistra Corp	(4,984)	(3,179,623)	(651,622)	2.5%
Nutanix Inc	(12,223)	(2,810,765)	(576,030)	2.2%
Take-Two Interactive Software Inc	(4,116)	(2,804,420)	(574,729)	2.2%
Pure Storage Inc	(14,683)	(2,673,465)	(547,892)	2.1%
Performance Food Group Co	(8,620)	(2,647,428)	(542,556)	2.0%
Palo Alto Networks Inc	(4,871)	(2,586,937)	(530,159)	2.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Crowdstrike Holdings Inc	(1,756)	$(2,441,142)	$(500,280)	1.9%
Coherent Corp	(6,382)	(2,100,566)	(430,484)	1.6%
Royal Caribbean Cruises Ltd	(2,062)	(2,004,742)	(410,846)	1.6%
F5 Inc	(1,836)	(1,760,453)	(360,782)	1.4%
Monolithic Power Systems Inc	(791)	(1,720,841)	(352,664)	1.3%
Cencora Inc	(1,847)	(1,616,311)	(331,242)	1.3%
Lumentum Holdings Inc	(4,648)	(1,565,020)	(320,730)	1.2%
Live Nation Entertainment Inc	(3,384)	(1,528,961)	(313,341)	1.2%
Dropbox Inc	(17,195)	(1,429,130)	(292,882)	1.1%
Marvell Technology Inc	(5,813)	(1,429,055)	(292,866)	1.1%
Vertiv Holdings Co	(3,176)	(1,414,440)	(289,871)	1.1%
New York Times Co/The	(8,505)	(1,350,007)	(276,666)	1.0%
Cloudflare Inc	(2,103)	(1,335,829)	(273,761)	1.0%
NXP Semiconductors NV	(1,975)	(1,291,684)	(264,714)	1.0%
Electronic Arts Inc	(2,514)	(1,172,824)	(240,355)	0.9%
Axon Enterprise Inc	(504)	(1,164,816)	(238,714)	0.9%
Wix.com Ltd	(2,738)	(1,139,150)	(233,454)	0.9%
Booking Holdings Inc	(67)	(1,130,135)	(231,607)	0.9%
Trade Desk Inc/The	(4,203)	(1,118,116)	(229,143)	0.9%
Zscaler Inc	(1,274)	(1,112,788)	(228,052)	0.9%
Dynatrace Inc	(6,803)	(1,094,821)	(224,369)	0.8%
Microchip Technology Inc	(5,201)	(1,075,381)	(220,385)	0.8%
Datadog Inc	(2,448)	(1,048,114)	(214,797)	0.8%
Texas Roadhouse Inc	(1,839)	(1,041,644)	(213,471)	0.8%
Group 1 Automotive Inc	(798)	(1,006,196)	(206,207)	0.8%
PulteGroup Inc	(2,890)	(998,419)	(204,613)	0.8%
StoneCo Ltd	(24,760)	(968,006)	(198,380)	0.7%
Taylor Morrison Home Corp	(5,301)	(961,230)	(196,991)	0.7%
HubSpot Inc	(583)	(926,463)	(189,867)	0.7%
Murphy USA Inc	(832)	(922,698)	(189,095)	0.7%
Pinterest Inc	(7,557)	(892,279)	(182,861)	0.7%
General Electric Co	(1,053)	(872,923)	(178,894)	0.7%
Silicon Laboratories Inc	(2,144)	(864,237)	(177,114)	0.7%
Hilton Worldwide Holdings Inc	(1,050)	(860,905)	(176,431)	0.7%
Snowflake Inc	(1,242)	(849,337)	(174,061)	0.7%
Quanta Services Inc	(676)	(839,873)	(172,121)	0.6%
Maximus Inc	(3,626)	(819,337)	(167,912)	0.6%
Hyatt Hotels Corp	(1,775)	(765,327)	(156,844)	0.6%
RenaissanceRe Holdings Ltd	(1,015)	(756,848)	(155,106)	0.6%
Light & Wonder Inc	(2,471)	(728,165)	(149,228)	0.6%
Other Securities	(446,049)	(39,458,288)	(8,086,462)	30.3%
		$(129,299,891)	$(26,498,329)
Accrued Net Interest Receivable/(Payable)			237,094
$(26,261,235)
Total Return Basket Swaps, at Value			$(31,638,049)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
(b)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2025.
Purchased option contracts ("options purchased")
At July 31, 2025, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Food Products
Lamb Weston Holdings, Inc.	1,865	$106,436	$60	1/16/2026	$839,250
Total options purchased (cost $996,661)					$839,250
Written option contracts ("options written")
At July 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
JPMorgan Chase & Co.	966	$(286,168)	$240	10/17/2025	$(5,716,305)
Total options written (premium received $1,616,306)					$(5,716,305)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s long investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$70,329,809	$49,394,805	$—	$119,724,614
Application Software	—	—	20,099,402	20,099,402
Financial Services	244,728,528	14,789,744	—	259,518,272
Miscellaneous Manufacturers	—	—	25,518,962	25,518,962
Software	928,440,443	—	6,593,456	935,033,899
Specialty Retail	351,592,558	—	139,246,999	490,839,557
Other Common Stocks#	4,834,657,899	—	—	4,834,657,899
Total Common Stocks	6,429,749,237	64,184,549	191,458,819	6,685,392,605
Preferred Stocks
Entertainment	—	—	5,741,993	5,741,993
IT Services	—	—	8,910,618	8,910,618
Software	—	—	18,536,656	18,536,656
Specialty Retail	—	—	29,915,917	29,915,917
Other Preferred Stocks#	27,676,538	—	—	27,676,538
Total Preferred Stocks	27,676,538	—	63,105,184	90,781,722
Master Limited Partnerships and Limited Partnerships#	205,552,904	—	—	205,552,904
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3(a)	Total
Corporate Bonds#	$—	$—	$—	$—
Loan Assignments
Miscellaneous Manufacturer	—	—	13,644,377	13,644,377
Other Loan Assignments#	—	9,699,950	—	9,699,950
Total Loan Assignments	—	9,699,950	13,644,377	23,344,327
Convertible Bonds#	—	—	25,805,000	25,805,000
Options Purchased@	839,250	—	—	839,250
Short-Term Investments	—	243,427,582	—	243,427,582
Total Investments	$6,663,817,929	$317,312,081	$294,013,380	$7,275,143,390

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Common Stocks(1)	$213,245	$—	$—	$(21,786)	$—	$—	$—	$—	$191,459	$(21,786)
Preferred Stocks(1)	54,198	—	—	(1,523)	18,330	(7,900)	—	—	63,105	(2,362)
Corporate Bonds(2)	—	—	—	—	—	—	—	—	—	—
Loan Assignments(3)	10,417	32	—	228	2,967	—	—	—	13,644	228
Convertible Bonds(1)	22,867	—	—	2,938	—	—	—	—	25,805	2,938
Total	$300,727	$32	$—	$(20,143)	$21,297	$(7,900)	$—	$—	$294,013	$(20,982)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$191,458,819	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.2x - 12.5x	4.6x	Increase
		Market Approach	Discount Rate	4.3%	4.3%	Decrease
		Market Approach	Term (Years)	1.3 - 1.8	1.5	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	74.2%	Decrease
		Market Approach	Transaction Price	$9.06 - $1,280.00	$1,066.63	Increase
		Market Approach	Enterprise value/ EBITDA (EV/EBITDA)	9.7x	9.7x	Increase
Preferred Stocks	57,363,191	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.2x - 9.2x	6.0x	Increase
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
		Market Approach	Discount Rate	0.3% - 4.2%	3.6%	Decrease
		Market Approach	Term (Years)	1.8 - 3.2	2.5	Decrease
		Market Approach	Expected Volatility	60.0% - 70.0%	62.6%	Decrease
		Market Approach	Transaction Price	$0.63 - $1,150.00	$777.95	Increase
		Market Approach	Cost Multiple	0.5x - 2.8x	2.3x	Increase
Convertible Bonds	$25,805,000	Income Approach	Credit Yield Spread	25.6%	25.6%	Decrease
Preferred Units	5,741,993	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At July 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) At July 31, 2025 these securities were valued by an independent pricing service using significant unobservable inputs.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s short investments as of July 31, 2025:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(844,930,091)	$—	$—	$(844,930,091)
Total Short Positions	$(844,930,091)	$—	$—	$(844,930,091)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(150,024,902)	$—	$—	$(150,024,902)
Swaps
Liabilities	—	(31,638,049)	—	(31,638,049)
Options Written
Liabilities	(5,716,305)	—	—	(5,716,305)
Total	$(155,741,207)	$(31,638,049)	$—	$(187,379,256)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Long Short Fund (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, master limited partnerships and limited partnerships, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Trustees designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund.
As of July 31, 2025, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$5,701,451	0.1%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited) (cont'd)
Legend

Counterparties:
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
Index Periods/Payment Frequencies:
1M	= 1 Month
T	= Termination
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information.